Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 8,296	¥ 1,238
Allowance by impairment methodology, Evaluated collectively	1,564	1,052
Total allowance for credit losses	9,860	2,290	¥ 1,557	¥ 1,441
Loans by impairment methodology, Evaluated individually	1,384,030	1,146,735
Loans by impairment methodology, Evaluated collectively	668,234	732,898
Total loans	2,052,264	1,879,633
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1,564	1,052
Total allowance for credit losses	1,564	1,052	1,140	968
Loans by impairment methodology, Evaluated individually	3,120	2,792
Loans by impairment methodology, Evaluated collectively	518,595	562,811
Total loans	521,715	565,603
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	352	370
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses	352	370
Loans by impairment methodology, Evaluated individually	147,364	166,148
Loans by impairment methodology, Evaluated collectively	149,469	168,241
Total loans	296,833	334,389
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses
Loans by impairment methodology, Evaluated individually	865	1,699
Loans by impairment methodology, Evaluated collectively
Total loans	865	1,699
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7,944	868
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses	7,944	868	¥ 417	¥ 473
Loans by impairment methodology, Evaluated individually	1,232,681	976,096
Loans by impairment methodology, Evaluated collectively	170	1,846
Total loans	¥ 1,232,851	¥ 977,942